Shareholder Fees	Jan. 28, 2026
Gotham Absolute Return Fund | Gotham Enhanced Return Fund
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Gotham Enhanced Return Fund | Gotham Enhanced Return Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Gotham Neutral Fund | Gotham Neutral Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Gotham Index Plus Fund | Gotham Index Plus Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Gotham Index Plus Fund | Gotham Index Plus Fund Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Gotham Large Value Fund | Gotham Large Value Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Gotham Enhanced S&P 500 Index Fund | Gotham Enhanced S&P 500 Index Fund Institutional Class Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Gotham Total Return Fund | Gotham Total Return Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)